SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - CAD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost, beginning balance		$ 238,411	$ 522,406
Additions			8,407
Impairments			(268,743)
Translation differences		(378)	(23,659)
Disposals
Cost, ending balance		238,033	238,411
Accumulated amortization, beginning balance		228,886	227,291
Depreciation		4,414	13,446
Translation differences		(391)	(11,851)
Accumulated amortization, ending balance		232,909	228,886
Property, plant and equipment, net		5,124	9,525
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		34,164	29,019
Additions			6,664
Impairments
Translation differences		(50)	(1,519)
Disposals
Cost, ending balance		34,114	34,164
Accumulated amortization, beginning balance		28,321	27,588
Depreciation		2,407	2,172
Translation differences		(52)	(1,439)
Accumulated amortization, ending balance		30,676	28,321
Property, plant and equipment, net		3,438	5,843
Vehicles [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		171,633	181,052
Additions
Impairments
Translation differences		(276)	(9,419)
Disposals
Cost, ending balance		171,357	171,633
Accumulated amortization, beginning balance		170,073	169,535
Depreciation		1,570	9,377
Translation differences		(286)	(8,839)
Accumulated amortization, ending balance		171,357	170,073
Property, plant and equipment, net			1,560
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		32,614	33,310
Additions			1,039
Impairments
Translation differences		(52)	(1,735)
Disposals
Cost, ending balance		32,562	32,614
Accumulated amortization, beginning balance		30,492	30,168
Depreciation		437	1,897
Translation differences		(53)	(1,573)
Accumulated amortization, ending balance		30,876	30,492
Property, plant and equipment, net		1,686	2,122
Capital work in progress [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	[1]		279,025
Additions	[1]		704
Impairments	[1]		(268,743)
Translation differences	[1]		(10,986)
Disposals	[1]
Cost, ending balance	[1]
Accumulated amortization, beginning balance	[1]
Depreciation	[1]
Translation differences	[1]
Accumulated amortization, ending balance	[1]
Property, plant and equipment, net	[1]

[1]	Reclassified software development costs from Capital Work in Progress to Intangible Assets (Note 6) – Software (See Note 3)